Related Parties (Details) - Schedule of Share Based Payment (Parentheticals)	3 Months Ended
Sep. 30, 2023
Bioceres S.A. - INMET S.A.- Ingenieria Metabolica S.A [Member]
Related Parties (Details) - Schedule of Share Based Payment (Parentheticals) [Line Items]
Owned percentage	30.00%
Bioceres S.A. - INDEAR S.A.- Instituto de Agrobiotecnología Rosario [Member]
Related Parties (Details) - Schedule of Share Based Payment (Parentheticals) [Line Items]
Owned percentage	98.60%